UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Strategic Real
Return Fund

June 30, 2015

1.833432.109

RRS-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.9%
		Principal Amount (d)	Value
Convertible Bonds - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
RWT Holdings, Inc. 5.625% 11/15/19 (e)		$ 590,000	$ 565,043
Real Estate Investment Trusts - 0.2%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	218,350
RAIT Financial Trust 4% 10/1/33		1,240,000	1,064,075
Redwood Trust, Inc. 4.625% 4/15/18		350,000	335,563
Resource Capital Corp.:
6% 12/1/18		120,000	110,850
8% 1/15/20		300,000	284,303
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	93,313
Starwood Property Trust, Inc. 3.75% 10/15/17		120,000	120,825
Starwood Waypoint Residential 4.5% 10/15/17 (e)		70,000	69,038
			2,296,317
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (e)		990,000	967,725
TOTAL FINANCIALS			3,829,085
Nonconvertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (e)		531,197	673,407
Household Durables - 0.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)		255,000	237,150
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)		180,000	177,300
D.R. Horton, Inc. 6.5% 4/15/16		189,000	195,143
KB Home:
8% 3/15/20		140,000	154,000
9.1% 9/15/17		205,000	228,575
Lennar Corp. 4.125% 12/1/18		260,000	262,600
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,222,335
Meritage Homes Corp. 7% 4/1/22		470,000	501,725
Ryland Group, Inc. 8.4% 5/15/17		129,000	142,868
Standard Pacific Corp.:
5.875% 11/15/24		120,000	123,600
8.375% 5/15/18		1,403,000	1,599,420
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
10.75% 9/15/16		$ 176,000	$ 194,920
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (e)		140,000	138,250
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	302,400
			5,480,286
Media - 0.0%
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (e)		45,000	46,013
TOTAL CONSUMER DISCRETIONARY			6,199,706
FINANCIALS - 1.0%
Real Estate Investment Trusts - 0.6%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	53,568
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	218,711
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	106,838
DDR Corp.:
7.5% 7/15/18		563,000	648,209
9.625% 3/15/16		526,000	554,887
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	303,750
Equity One, Inc.:
6% 9/15/16		189,000	198,651
6.25% 1/15/17		189,000	201,439
Health Care Property Investors, Inc. 6.3% 9/15/16		900,000	950,229
Healthcare Realty Trust, Inc. 3.75% 4/15/23		177,000	172,728
Hospitality Properties Trust:
5.625% 3/15/17		292,000	308,245
6.7% 1/15/18		189,000	204,939
iStar Financial, Inc.:
7.125% 2/15/18		265,000	275,918
9% 6/1/17		395,000	429,563
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	500,998
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	181,263
National Retail Properties, Inc. 6.875% 10/15/17		379,000	419,936
Omega Healthcare Investors, Inc. 4.5% 4/1/27 (e)		83,000	79,481
Potlatch Corp. 7.5% 11/1/19		189,000	213,334
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prologis LP 7.625% 7/1/17		$ 297,000	$ 327,489
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	225,180
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	118,012
4.75% 5/1/24		163,000	163,541
6.75% 4/15/20		134,000	150,480
United Dominion Realty Trust, Inc. 5.25% 1/15/16		189,000	192,639
			7,200,028
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	195,123
CBRE Group, Inc.:
5% 3/15/23		270,000	272,700
5.25% 3/15/25		120,000	124,200
Excel Trust LP 4.625% 5/15/24		96,000	90,970
First Industrial LP 5.75% 1/15/16		189,000	192,988
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (e)		570,000	591,375
Howard Hughes Corp. 6.875% 10/1/21 (e)		345,000	365,700
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	109,450
Mid-America Apartments LP 6.05% 9/1/16		284,000	298,772
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (e)		190,000	191,938
Regency Centers LP 5.875% 6/15/17		114,000	123,195
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	148,890
			2,705,301
Thrifts & Mortgage Finance - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)		220,000	229,900
Ocwen Financial Corp. 7.125% 5/15/19 (e)(f)		340,000	317,900
Wrightwood Capital LLC 1.9% 4/20/20 (c)		39,622	598,294
			1,146,094
TOTAL FINANCIALS			11,051,423
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		$ 120,000	$ 124,200
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	172,013
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	385,468
TOTAL NONCONVERTIBLE BONDS			17,932,810
TOTAL CORPORATE BONDS (Cost $20,363,464)			21,761,895
U.S. Treasury Inflation-Protected Obligations - 26.3%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		4,733,814	4,169,539
0.75% 2/15/42		8,271,932	7,554,093
0.75% 2/15/45		6,545,946	5,934,410
1.375% 2/15/44		2,261,843	2,396,859
1.75% 1/15/28		2,683,383	3,032,217
2% 1/15/26		12,049,444	13,806,989
2.125% 2/15/40		2,615,143	3,203,724
2.125% 2/15/41		4,275,182	5,274,116
2.375% 1/15/25		10,291,303	12,090,611
2.375% 1/15/27		9,721,384	11,604,111
2.5% 1/15/29		4,560,076	5,607,470
3.625% 4/15/28		5,225,264	7,105,874
3.875% 4/15/29		5,975,683	8,449,399
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17		2,708,394	2,744,391
0.125% 4/15/18		16,120,598	16,363,802
0.125% 4/15/19		2,019,460	2,043,772
0.125% 4/15/20		4,041,320	4,071,978
0.125% 1/15/22		18,345,893	18,174,114
0.125% 7/15/22		12,397,763	12,297,161
U.S. Treasury Inflation-Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
0.125% 1/15/23		$ 15,170,444	$ 14,894,462
0.125% 7/15/24		11,600,000	11,260,819
0.25% 1/15/25		6,800,000	6,653,747
0.375% 7/15/23		11,793,488	11,825,837
0.625% 7/15/21		11,516,917	11,882,328
0.625% 1/15/24		4,208,142	4,275,244
1.125% 1/15/21		19,279,164	20,384,889
1.25% 7/15/20		5,632,749	6,023,572
1.375% 7/15/18		3,881,858	4,113,902
1.375% 1/15/20		7,426,887	7,936,398
1.625% 1/15/18		10,256,938	10,832,324
1.875% 7/15/19		3,496,056	3,810,153
2.125% 1/15/19		9,455,160	10,284,783
2.375% 1/15/17		10,799,582	11,325,289
2.5% 7/15/16		5,308,338	5,504,536
2.625% 7/15/17		13,154,426	14,108,160
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $300,946,875)			301,041,073
Asset-Backed Securities - 0.7%

American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)		330,000	345,279
Series 2015-SFR1 Class E, 5.639% 4/17/52 (e)		100,000	98,765
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		795,079	821,078
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	302,349
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	397,283
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)		389,442	361,519
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		253,407	247,983
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6509% 11/28/39 (e)(f)		990,298	564,470
Invitation Homes Trust:
Series 2014-SFR1 Class F, 3.9334% 6/17/31 (e)(f)		140,000	135,489
Series 2014-SFR3:
Class E, 4.685% 12/17/31 (e)(f)		160,000	160,959
Class F, 5.185% 12/17/31 (e)(f)		100,000	100,000
Series 2015-SFR2 Class E, 3.336% 6/17/32 (e)(f)		100,000	97,553
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		$ 693,079	$ 336,151
Merit Securities Corp. Series 13 Class M1, 7.8468% 12/28/33 (f)		1,900,000	1,997,120
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,672	42,090
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.7334% 1/17/32 (e)(f)		149,000	147,205
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9288% 2/5/36 (e)(f)		326,286	33
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.601% 11/21/40 (e)(f)		1,170,132	1,151,059
Class F, 2.231% 11/21/40 (e)(f)		1,500,000	1,054,050
TOTAL ASSET-BACKED SECURITIES (Cost $8,463,528)			8,360,435
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.8648% 1/25/19 (e)(f)		12,007	7,957
Class B4, 4.8648% 1/25/19 (e)(f)		24,013	13,443
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3577% 12/25/46 (e)(f)		189,000	209,148
Series 2010-K7 Class B, 5.4406% 4/25/20 (e)(f)		95,000	106,303
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		24,080	24,750
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $309,662)			361,601
Commercial Mortgage Securities - 1.8%

Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.3548% 11/10/42 (f)		88,565	88,484
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4304% 3/11/39 (f)		568,000	577,228
BLCP Hotel Trust Series 2014-CLMZ Class M, 5.9135% 8/15/29 (e)(f)		1,000,000	997,533
Carefree Portfolio Trust floater Series 2014-CARE Class E, 4.186% 11/15/19 (e)(f)		150,000	150,733
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.1855% 2/15/31 (e)(f)		$ 231,000	$ 231,049
Series 2015-SMRT Class F, 3.912% 4/10/28 (e)(f)		191,000	181,755
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	400,388
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1054% 9/10/46 (e)(f)		250,000	243,328
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,272,460
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	272,912
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	178,258
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	170,799
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	83,964
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	287,237
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	1,235,943
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)		250,000	196,348
Series 2013-CR10 Class D, 4.7931% 8/10/46 (e)(f)		200,000	191,978
Series 2013-CR12 Class D, 5.0849% 10/10/46 (e)(f)		250,000	242,102
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.1395% 5/10/43 (e)(f)		200,000	202,803
Core Industrial Trust Series 2015-TEXW Class F, 3.848% 2/10/34 (e)		223,000	201,444
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (e)		88,398	90,801
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (e)(f)		100,000	93,447
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5569% 11/10/46 (e)(f)		580,000	618,276
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5753% 12/25/43 (f)(h)		1,156,048	146,212
Series K012 Class X3, 2.287% 1/25/41 (f)(h)		665,148	75,704
Series K013 Class X3, 2.8069% 1/25/43 (f)(h)		1,124,000	156,249
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (e)(f)		139,000	131,850
Class FFX, 3.3822% 12/15/19 (e)		244,000	227,300
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (f)		115,303	122,414
GS Mortgage Securities Trust:
Series 2012-GC6 Class E, 5% 1/10/45 (e)(f)		153,000	140,316
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (f)		500,000	552,191
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Trust: - continued
Class D, 5.7229% 5/10/45 (e)(f)		$ 500,000	$ 517,490
Series 2012-GCJ9 Class D, 4.8537% 11/10/45 (e)(f)		157,000	153,210
Series 2013-GC16 Class F, 3.5% 11/10/46 (e)		269,000	203,985
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4356% 7/15/29 (e)(f)		120,000	118,934
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (e)(f)		200,000	203,388
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(f)		641,000	758,365
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,035,723
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(f)		284,000	325,711
Series 2012-CBX Class G 4% 6/15/45 (e)		151,000	110,577
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.786% 6/15/29 (e)(f)		319,000	317,777
Class F, 4.186% 6/15/29 (e)(f)		357,000	350,443
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8522% 6/15/38 (f)		589,000	607,864
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.41% 6/25/43 (e)(f)		193,153	194,009
Series 2014-2 Class E, 5.0866% 1/20/41 (e)(f)		192,000	157,368
Mach One Trust LLC Series 2004-1A Class H, 6.8064% 5/28/40 (e)(f)		68,610	68,658
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.7674% 10/15/46 (e)(f)		250,000	239,789
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	921,811
Series 1997-RR Class F, 7.4368% 4/30/39 (e)(f)		37,137	37,230
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		385,285	374,530
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	798,374
Series 2011-C2:
Class D, 5.3033% 6/15/44 (e)(f)		358,000	381,325
Class E, 5.3033% 6/15/44 (e)(f)		454,000	474,921
Class F, 5.3033% 6/15/44 (e)(f)		343,000	324,118
Class XB, 0.4585% 6/15/44 (e)(f)(h)		12,067,221	320,904
Series 2011-C3 Class G, 5.1827% 7/15/49 (e)(f)		111,000	98,846
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (e)		128,000	126,846
Class F, 5% 2/5/30 (e)		358,000	345,318
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		$ 258,388	$ 334,742
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	487,203
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5424% 5/10/45 (e)(f)		120,000	122,094
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1809% 3/15/45 (e)(f)		220,000	182,545
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 3.22% 11/15/29 (e)(f)		134,007	124,801
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,215,692)			20,580,405
Common Stocks - 13.2%
	Shares
CONSUMER DISCRETIONARY - 0.9%
Household Durables - 0.9%
Stanley Martin Communities LLC Class B (a)(j)	6,300	9,720,018
FINANCIALS - 12.3%
Capital Markets - 0.0%
Ellington Financial LLC	26,300	486,813
Real Estate Investment Trusts - 12.0%
Acadia Realty Trust (SBI)	130,744	3,805,958
Alexandria Real Estate Equities, Inc.	44,735	3,912,523
American Campus Communities, Inc.	68,700	2,589,303
American Realty Capital Properties, Inc.	31,100	252,843
American Residential Properties, Inc. (a)	17,900	331,150
American Tower Corp.	6,000	559,740
Annaly Capital Management, Inc.	40,500	372,195
Anworth Mortgage Asset Corp.	42,700	210,511
Apartment Investment & Management Co. Class A	39,600	1,462,428
Arbor Realty Trust, Inc.	48,800	329,888
Ashford Hospitality Prime, Inc.	46,100	692,422
AvalonBay Communities, Inc.	18,209	2,911,073
Boston Properties, Inc.	49,101	5,943,185
Camden Property Trust (SBI)	35,100	2,607,228
CBL & Associates Properties, Inc.	72,670	1,177,254
Cedar Shopping Centers, Inc.	143,623	919,187
Chambers Street Properties	17,991	143,028
Community Healthcare Trust, Inc.	12,700	244,475
Cousins Properties, Inc.	165,000	1,712,700
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CYS Investments, Inc.	69,180	$ 534,761
DCT Industrial Trust, Inc.	74,075	2,328,918
Digital Realty Trust, Inc.	38,000	2,533,840
Douglas Emmett, Inc.	16,800	452,592
Dynex Capital, Inc.	68,000	518,160
EastGroup Properties, Inc.	4,100	230,543
Equity Lifestyle Properties, Inc.	103,900	5,463,062
Equity Residential (SBI)	36,113	2,534,049
Essex Property Trust, Inc.	24,872	5,285,300
Excel Trust, Inc.	37,500	591,375
Extra Space Storage, Inc.	70,500	4,598,010
Federal Realty Investment Trust (SBI)	24,846	3,182,524
FelCor Lodging Trust, Inc.	268,300	2,650,804
First Potomac Realty Trust	45,500	468,650
Five Oaks Investment Corp.	2,900	24,215
General Growth Properties, Inc.	72,000	1,847,520
Gramercy Property Trust, Inc.	19,950	466,232
Hatteras Financial Corp.	27,700	451,510
HCP, Inc.	120,313	4,387,815
Health Care REIT, Inc.	20,375	1,337,211
Host Hotels & Resorts, Inc.	76,981	1,526,533
Kite Realty Group Trust	41,483	1,015,089
LaSalle Hotel Properties (SBI)	4,900	173,754
Lexington Corporate Properties Trust	150,500	1,276,240
Liberty Property Trust (SBI)	39,200	1,263,024
LTC Properties, Inc.	9,700	403,520
Mack-Cali Realty Corp.	47,800	880,954
Medical Properties Trust, Inc.	36,700	481,137
MFA Financial, Inc.	577,766	4,269,691
Mid-America Apartment Communities, Inc.	20,900	1,521,729
Monmouth Real Estate Investment Corp. Class A	15,500	150,660
National Retail Properties, Inc.	9,300	325,593
New Senior Investment Group, Inc.	52,332	699,679
Newcastle Investment Corp.	54,932	242,799
NorthStar Realty Finance Corp.	5,500	87,450
Parkway Properties, Inc.	74,700	1,302,768
Potlatch Corp.	14,500	512,140
Prologis, Inc.	36,868	1,367,803
Public Storage	20,684	3,813,509
Ramco-Gershenson Properties Trust (SBI)	37,200	607,104
RLJ Lodging Trust	65,000	1,935,700
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sabra Health Care REIT, Inc.	70,200	$ 1,806,948
Select Income REIT	11,666	240,786
Senior Housing Properties Trust (SBI)	138,100	2,423,655
Simon Property Group, Inc.	62,073	10,739,870
SL Green Realty Corp.	39,519	4,342,743
Store Capital Corp.	18,600	373,860
Sun Communities, Inc.	29,150	1,802,345
Taubman Centers, Inc.	33,100	2,300,450
Terreno Realty Corp.	83,467	1,644,300
The Macerich Co.	24,300	1,812,780
Two Harbors Investment Corp.	71,200	693,488
UDR, Inc.	121,500	3,891,645
Urban Edge Properties	130,273	2,708,376
Ventas, Inc.	77,947	4,839,729
Vornado Realty Trust	5,847	555,056
Weyerhaeuser Co.	26,000	819,000
WP Carey, Inc.	25,100	1,479,394
WP Glimcher, Inc.	130,061	1,759,725
		138,155,208
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	106,731	2,358,755
Kennedy-Wilson Holdings, Inc.	22,300	548,357
		2,907,112
TOTAL FINANCIALS		141,549,133
TOTAL COMMON STOCKS (Cost $147,578,857)		151,269,151
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Excel Trust, Inc. 7.00% (a)(e)	43,800	1,224,346
Lexington Corporate Properties Trust Series C, 6.50%	15,900	758,729
		1,983,075
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	11,046	$ 286,091
FINANCIALS - 2.1%
Real Estate Investment Trusts - 2.1%
AG Mortgage Investment Trust, Inc.:
8.00%	20,279	492,780
8.25%	500	12,500
American Capital Agency Corp. Series B, 7.75%	8,000	193,920
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	152,210
American Home Mortgage Investment Corp.:
Series A, 9.75% (a)	81,500	1
Series B, 9.25% (a)	233,544	2
American Homes 4 Rent:
Series A, 5.00%	24,600	618,690
Series B, 5.00%	5,720	144,144
Series C, 5.50%	20,992	528,998
American Realty Capital Properties, Inc. Series F, 6.70%	54,923	1,318,701
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	882,816
Series C, 7.625%	2,324	56,078
Series D, 7.50%	13,671	328,514
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,059,180
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	345,818
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	281,392
Arbor Realty Trust, Inc.:
7.375%	12,320	304,920
Series A, 8.25%	8,989	219,242
Armour Residential REIT, Inc. Series B, 7.875%	5,645	126,787
Campus Crest Communities, Inc. Series A, 8.00%	8,596	212,751
CBL & Associates Properties, Inc.:
Series D, 7.375%	10,347	260,020
Series E, 6.625%	3,000	76,770
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	310,361
Chesapeake Lodging Trust Series A, 7.75%	4,050	108,338
Colony Financial, Inc. 7.125%	5,900	137,234
Coresite Realty Corp. Series A, 7.25%	14,176	369,285
CYS Investments, Inc. Series A, 7.75%	2,162	51,585
DDR Corp.:
Series J, 6.50%	13,519	343,788
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.: - continued
Series K, 6.25%	5,623	$ 141,812
Digital Realty Trust, Inc. Series G, 5.875%	6,286	148,664
Dynex Capital, Inc.:
Series A, 8.50%	20,755	510,573
Series B, 7.625%	10,545	247,808
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	761,721
Essex Property Trust, Inc. Series H, 7.125%	1,900	48,754
Excel Trust, Inc. Series B, 8.125%	24,000	601,200
First Potomac Realty Trust 7.75%	22,008	563,405
General Growth Properties, Inc. Series A, 6.375%	3,847	97,368
Hatteras Financial Corp. Series A, 7.625%	16,340	380,885
Hudson Pacific Properties, Inc. 8.375%	11,698	300,639
Inland Real Estate Corp. Series B, 6.95%	9,000	234,000
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	6,507	157,274
Series B, 7.75%	21,900	516,840
iStar Financial, Inc.:
Series E, 7.875%	5,011	123,271
Series F, 7.80%	18,316	451,489
Series G, 7.65%	6,000	147,780
Kite Realty Group Trust 8.25%	900	23,111
LaSalle Hotel Properties Series I, 6.375%	4,963	128,542
LBA Realty Fund II Series B, 7.625%	27,795	611,490
MFA Financial, Inc.:
8.00%	11,262	294,501
Series B, 7.50%	64,227	1,552,367
National Retail Properties, Inc.:
5.70%	7,472	180,972
Series D, 6.625%	3,500	89,950
New York Mortgage Trust, Inc.:
7.875%	3,200	76,704
Series B, 7.75%	8,886	217,440
NorthStar Realty Finance Corp.:
Series B, 8.25%	9,191	223,341
Series C, 8.875%	10,582	268,254
Series D, 8.50%	8,486	211,471
Series E, 8.75%	13,700	345,377
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	$ 294,515
Series B, 8.00%	7,600	198,436
Series C, 6.50%	7,058	178,991
Pennsylvania (REIT) 7.375%	4,082	108,173
Prologis, Inc. Series Q, 8.54%	3,700	244,894
PS Business Parks, Inc.:
Series S, 6.45%	1,800	45,720
Series T, 6.00%	5,100	125,562
Series U, 5.75%	6,700	159,125
Public Storage 6.375%	4,000	104,520
RAIT Financial Trust:
7.125%	12,402	307,570
7.625%	8,860	204,312
Regency Centers Corp. Series 6, 6.625%	2,300	58,765
Saul Centers, Inc. Series C, 6.875%	14,926	391,957
Senior Housing Properties Trust 5.625%	7,800	179,946
Stag Industrial, Inc. Series A, 9.00%	40,000	1,087,200
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	262,872
Series C, 7.125%	6,788	175,809
Sun Communities, Inc. Series A, 7.125%	15,940	414,599
Taubman Centers, Inc. Series K, 6.25%	4,319	109,832
Terreno Realty Corp. Series A, 7.75%	5,000	131,250
UMH Properties, Inc. Series A, 8.25%	14,000	365,400
Urstadt Biddle Properties, Inc. 6.75%	6,500	172,120
Wells Fargo Real Estate Investment Corp. 6.375%	7,000	179,060
WP Glimcher, Inc.:
6.875%	702	18,168
7.50%	2,898	78,391
		24,191,015
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	$ 192,041
TOTAL FINANCIALS		24,383,056
TOTAL NONCONVERTIBLE PREFERRED STOCKS		24,669,147
TOTAL PREFERRED STOCKS (Cost $34,026,073)		26,652,222
Bank Loan Obligations - 0.8%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	$ 315,546	290,303
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	163,350	141,706
Cooper Hotel Group 12% 11/6/17	990,304	1,039,819
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (f)	605,885	617,245
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (f)	75,000	75,000
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (f)	528,497	528,582
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (f)	223,962	223,683
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (f)	44,547	44,380
		2,960,718
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (f)	393,161	392,669
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (f)	277,875	277,875
TOTAL CONSUMER DISCRETIONARY		3,631,262
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 5% 8/25/19 (f)	$ 237,000	$ 237,296
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5.5082% 10/2/21 (f)	159,200	160,394
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
CityCenter 8.74% 7/12/16 (f)	1,659,142	1,659,142
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (f)	14,133	13,991
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (f)	1,234,958	1,231,870
		2,905,003
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (f)	507,305	506,671
TOTAL FINANCIALS		3,411,674
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (f)	495,000	499,950
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (f)	626,390	632,654
TOTAL INDUSTRIALS		1,132,604
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (f)	89,100	87,986
Bank Loan Obligations - continued
	Principal Amount (d)	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (f)	$ 424,783	$ 420,535
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (f)	99,500	99,500
		520,035
TOTAL BANK LOAN OBLIGATIONS (Cost $9,159,047)		9,181,251
Commodity Funds - 24.9%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $440,155,426)	36,926,685	285,443,273
Fixed-Income Funds - 27.5%

Fidelity Floating Rate Central Fund (g) (Cost $307,582,366)	2,997,205	315,425,854
Preferred Securities - 0.0%
Principal Amount (d)
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)(f) (Cost $594,368)	$ 500,000	250
Money Market Funds - 0.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	3,754,013	$ 3,754,013
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(i)	37,100	37,100
TOTAL MONEY MARKET FUNDS (Cost $3,791,113)		3,791,113
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,292,186,471)		1,143,868,523
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,181,968
NET ASSETS - 100%		$ 1,147,050,491
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,807,750 or 2.4% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Investment made with cash collateral received from securities on loan.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,720,018 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$ 5,455,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,124
Fidelity Commodity Strategy Central Fund	138,230
Fidelity Floating Rate Central Fund	11,626,934
Fidelity Securities Lending Cash Central Fund	213
Total	$ 11,777,501
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 276,896,754	$ 55,503,024	$ 4,976,438	$ 285,443,273	85.7%
Fidelity Floating Rate Central Fund	320,800,994	5,492,475	5,000,094	315,425,854	18.6%
Total	$ 597,697,748	$ 60,995,499	$ 9,976,532	$ 600,869,127
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,006,109	$ 286,091	$ -	$ 9,720,018
Financials	167,915,264	165,687,292	2,227,969	3
Corporate Bonds	21,761,895	-	21,163,601	598,294
U.S. Government and Government Agency Obligations	301,041,073	-	301,041,073	-
Asset-Backed Securities	8,360,435	-	4,851,063	3,509,372
Collateralized Mortgage Obligations	361,601	-	361,601	-
Commercial Mortgage Securities	20,580,405	-	17,041,602	3,538,803
Bank Loan Obligations	9,181,251	-	6,393,299	2,787,952
Commodity Funds	285,443,273	285,443,273	-	-
Fixed-Income Funds	315,425,854	315,425,854	-	-
Preferred Securities	250	-	-	250
Money Market Funds	3,791,113	3,791,113	-	-
Total Investments in Securities:	$ 1,143,868,523	$ 770,633,623	$ 353,080,208	$ 20,154,692
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 27,490,691
Net Realized Gain (Loss) on Investment Securities	676,733
Net Unrealized Gain (Loss) on Investment Securities	1,905,386
Cost of Purchases	113,410
Proceeds of Sales	(10,787,695)
Amortization/Accretion	377,912
Transfers into Level 3	1,663,802
Transfers out of Level 3	(1,285,547)
Ending Balance	$ 20,154,692
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 1,214,152

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,297,364,700. Net unrealized depreciation aggregated $153,496,177, of which $35,459,182 related to appreciated investment securities and $188,955,359 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/15	Valuation Technique (s)	Unobservable Input	Amount or Range /Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 3,509,372	Discounted cash flow	Yield	2.5% - 12.0%/ 5.7%	Decrease
		Expected distribution	Recovery rate	0.0% - 70.0%/ 65.5%	Increase
Bank Loan Obligations	$ 2,698,962	Discounted cash flow	Yield	8.8% - 9.7%/ 9.1%	Decrease
Commercial Mortgage Securities	$ 37,230	Market comparable	Spread	6.0%	Decrease
Corporate Bonds	$ 598,294	Discounted cash flow	Discount rate	20.0%	Decrease
Equities	$ 9,720,021	Adjusted book value	Book value multiple	1.3	Increase
		Expected distribution	Recovery rate	0.0%	Increase
Preferred Securities	$ 250	Expected distribution	Recovery rate	0.1%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 31, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 31, 2015